Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Loss Per Share Disclosure [Abstract]
LOSS PER SHARE

12. LOSS PER SHARE

Basic loss per share is computed by dividing net loss by the weighted-average number of common shares outstanding during the year. Diluted loss per share is computed by dividing net loss by the weighted-average number of common shares and dilutive potential common shares outstanding during the three months ended March 31, 2023 and 2022.

	For the Three Months Ended
	March 31, 2023	March 31, 2022
	(Unaudited)
Numerator:
Net loss attributable to ABVC’s common stockholders	$(1,823,695)	$(5,995,440)

Denominator:
Weighted-average shares outstanding:
Weighted-average shares outstanding - Basic	33,075,775	29,683,402
Stock options	–	–
Weighted-average shares outstanding - Diluted	33,075,775	29,683,402

Loss per share
-Basic	$(0.06)	$(0.20)
-Diluted	$(0.06)	$(0.20)

Diluted loss per share takes into account the potential dilution that could occur if securities or other contracts to issue Common Stock were exercised and converted into Common Stock.

16. LOSS PER SHARE

Basic loss per share is computed by dividing net loss by the weighted-average number of common shares outstanding during the year. Diluted loss per share is computed by dividing net loss by the weighted-average number of common shares and dilutive potential common shares outstanding during the years ended December 31, 2022 and 2021.

	For the Year Ended
	December 31, 2022	December 31, 2021
Numerator:
Net loss attributable to ABVC’s common stockholders	$(16,423,239)	$(12,838,813)

Denominator:
Weighted-average shares outstanding:
Weighted-average shares outstanding - Basic	31,664,600	25,053,522
Stock options
Weighted-average shares outstanding - Diluted	31,664,600	25,053,522

Loss per share
-Basic	$(0.52)	$(0.51)
-Diluted	$(0.52)	$(0.51)

Diluted loss per share takes into account the potential dilution that could occur if securities or other contracts to issue Common Stock were exercised and converted into Common Stock.